MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
MML Equity Income Fund
MML Equity Index Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Equity Fund
MML Fundamental Value Fund
MML Global Fund
MML Income & Growth Fund
MML International Equity Fund
MML Large Cap Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Mid Cap Value Fund
MML Small Cap Growth Equity Fund
MML Small Company Value Fund
MML Small/Mid Cap Value Fund
MML Sustainable Equity Fund
MML Total Return Bond Fund
Supplement dated July 1, 2024 to the
Statement of Additional Information dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, the following information replaces similar information found on page B-55 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee 108 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2024), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2024, MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information replaces similar information found on page B-57 under the heading Principal Officers in the section titled Management of the Trust:
Douglas Steele 1295 State Street Springfield, MA 01111-0001 Year of birth: 1975 Officer of the Trust since 2016 Officer of 108 portfolios in fund complex	President of the Trust

Head of MassMutual Investments (since 2024), Vice President (since 2017), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MML Advisers; Head of MassMutual Investments (since 2024), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MassMutual; President (since 2024), Vice President (2016-2024), MassMutual Select Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MassMutual Premier Funds (open-end investment company); President (since 2024), Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information supplements the information beginning on page B-56 under the heading Principal Officers in the section titled Management of the Trust:
Oludare Adedokun 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2024 Officer of 108 portfolios in fund complex	Vice President of the Trust
Head of Manager Research (since 2022), MassMutual; Head of Manager Research (since 2022), MML Advisers; Manager Research Senior Research Analyst (2018-2022), Franklin Templeton; Vice President (since 2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), MML Series Investment Fund II (open-end investment company).
Meredith Ulrich 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2021 Officer of 108 portfolios in fund complex	Vice President of the Trust
Product Manager (since 2018), MassMutual; Product Manager (since 2018), MML Advisers; Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-24-01

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
MML American Funds Growth Fund
MML American Funds Core Allocation Fund
Supplement dated July 1, 2024 to the
Statement of Additional Information dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, the following information replaces similar information found on page B-59 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee 108 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2024), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2024, MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information replaces similar information found on pages B-60 and B-61 under the heading Principal Officers in the section titled Management of the Trust:
Douglas Steele 1295 State Street Springfield, MA 01111-0001 Year of birth: 1975 Officer of the Trust since 2016 Officer of 108 portfolios in fund complex	President of the Trust
Head of MassMutual Investments (since 2024), Vice President (since 2017), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MML Advisers; Head of MassMutual Investments (since 2024), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MassMutual; President (since 2024), Vice President (2016-2024), MassMutual Select Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MassMutual Premier Funds (open-end investment company); President (since 2024), Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund II (open-end investment company).

Effective immediately, the following information supplements the information beginning on page B-60 under the heading Principal Officers in the section titled Management of the Trust:
Oludare Adedokun 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2024 Officer of 108 portfolios in fund complex	Vice President of the Trust
Head of Manager Research (since 2022), MassMutual; Head of Manager Research (since 2022), MML Advisers; Manager Research Senior Research Analyst (2018-2022), Franklin Templeton; Vice President (since 2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), MML Series Investment Fund II (open-end investment company).
Meredith Ulrich 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2021 Officer of 108 portfolios in fund complex	Vice President of the Trust
Product Manager (since 2018), MassMutual; Product Manager (since 2018), MML Advisers; Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-24-01